EARNINGS PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Earning Per shares [Abstract]
Net income attributable to equity holders of Credicorp	S/ 3,983,865	S/ 4,091,753	S/ 3,514,582
Number of stock
Ordinary stock, Note 17(a)	94,382,317	94,382,317	94,382,317
Less – opening balance of treasury stock	(14,902,008)	(14,915,537)	(14,903,833)
(Acquisition) sale of treasury stock, net	S/ (3,015)	S/ 3,088	S/ (8,778)
Weighted average number of ordinary shares for basic earnings	79,477,294	79,469,868	79,469,706
Plus - dilution effect - stock awards	209,128	220,296	143,903
Weighted average number of ordinary shares adjusted for the effect of dilution	79,686,422	79,690,164	79,613,609
Basic earnings per share (in soles)	S/ 50.13	S/ 51.49	S/ 44.23
Diluted earnings per share (in soles)	S/ 49.99	S/ 51.35	S/ 44.15